SIGNIFICANT ACCOUNTING POLICIES - Transactions between the VIE and other entities in the consolidated group (Details) $ in Thousands, $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
SIGNIFICANT ACCOUNTING POLICIES
Amounts due to related parties	$ 69,018		$ 52,725		$ 8,836
Revenues	10,008,418	$ 1,281,340	7,614,027	$ 7,115,320
Related Party
SIGNIFICANT ACCOUNTING POLICIES
Amounts due to related parties	69,018		52,725
VIEs and its subsidiaries
SIGNIFICANT ACCOUNTING POLICIES
Revenues	301,087		226,468	210,161
Advances from Group companies	0		8,120	0
Repayment of advances	0		8,120	0
Registered capital | ¥						¥ 10	¥ 10
VIEs and its subsidiaries | Inter-company
SIGNIFICANT ACCOUNTING POLICIES
Revenues	279,145		202,834	$ 187,774
VIEs and its subsidiaries | Internal companies
SIGNIFICANT ACCOUNTING POLICIES
Due from internal companies	370,065		222,446
Amounts due to related parties	$ 87,630		$ 88,487